T. ROWE PRICE Maryland Tax-Free Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
DISTRICT OF COLUMBIA  3.3%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,660 3,715
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  4,115 3,374
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  2,205 2,069
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,374
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  14,635 15,650
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  13,750 13,983
Washington Metropolitan Area Transit Auth., Second Lien,
5.00%, 7/15/43  3,115 3,318
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  4,075 3,943
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  2,950 3,132
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/53  19,810 20,771
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  3,150 3,321
78,650
MARYLAND  89.9%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,973
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 2,051
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,084
Annapolis, Series A, GO, 5.00%, 8/1/43  490 522
Annapolis, Series A, GO, 5.00%, 8/1/46  565 595
Annapolis, Series A, GO, 5.00%, 8/1/48  625 656
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 2,970
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,192
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,223
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,831
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 5,313
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  8,500 8,124
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,647

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  6,115 6,692
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,553
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,860
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,252
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  16,835 17,315
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,652
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47  3,500 3,548
Anne Arundel County, Consolidated General Improvement,
Series 2024, GO, 5.00%, 10/1/41  5,475 6,068
Anne Arundel County, Consolidated General Improvement,
Series B, GO, 5.00%, 10/1/39  2,775 3,172
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/42  6,115 6,763
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 2,156
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  2,425 2,713
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,693
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,664
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,109
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/43  2,805 3,070
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/44  2,065 2,226
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  1,150 1,240
Anne Arundel County, Consolidated Water & Sewer,
Series 2020, GO, 5.00%, 10/1/38  2,470 2,623
Anne Arundel County, Consolidated Water & Sewer, Series B,
GO, 5.00%, 10/1/39  1,275 1,457
Anne Arundel County, Consolidated Water & Sewer Bonds, GO,
5.00%, 10/1/42  2,810 3,108
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 10,903
Anne Arundel County, Villages at Two Rivers Project, Series R,
4.25%, 7/1/44 (1) 2,500 2,439

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/39 (1) 2,000 2,219
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,025 2,035
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,840
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,656
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 7/1/40  4,665 5,234
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  2,000 2,002
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 619
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,682
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,858
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  3,920 4,148
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/49  4,280 4,522
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  10,765 11,323
Baltimore County, Metropolitan Dist. 85th Issue, GO, 5.00%,
7/1/47  1,895 2,026
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,598
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 9,334
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,157
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,327
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,036
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,567
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  8,345 8,353
Baltimore County, Riverwood Village, 4.00%, 1/1/34  265 270
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,082
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,920 10,008
Baltimore County, Riverwood Village, 4.00%, 1/1/50  11,500 10,133
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 506
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 375
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 520
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,216
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 931
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 515
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 415

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  1,120 1,126
Baltimore, Harbor Point Project, 4.50%, 6/1/33  1,125 1,148
Baltimore, Harbor Point Project, 4.875%, 6/1/42  2,865 2,906
Baltimore, Harbor Point Project, 5.00%, 6/1/36  3,800 3,819
Baltimore, Harbor Point Project, 5.00%, 6/1/51  6,700 6,715
Baltimore, Harbor Point Project, 5.125%, 6/1/43  11,230 11,249
Baltimore, Harbor Point Project, Series A, 3.20%, 6/1/30 (2) 200 195
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (2) 220 214
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (2) 250 242
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (2) 270 259
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (2) 1,400 1,274
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (2) 7,435 6,286
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (2) 325 311
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (2) 650 605
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (2) 1,020 888
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (3)(4) 155 160
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  795 792
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,547 1,575
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (2) 8,475 7,412
Frederick County, Public Facilities Project, Series A, GO,
1.875%, 10/1/38  8,755 6,810
Frederick County, Public Facilities Project, Series A, GO,
3.00%, 4/1/44  13,560 11,616
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,821
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 4,195
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/31  4,335 4,423
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  3,295 3,345
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,790 1,818
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,975 2,008
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  2,155 2,188
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,190 1,203
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  570 571

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,140 1,130
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,535 1,584
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,610 2,732
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,520 2,673
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (2) 6,710 5,968
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,876
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,205 1,228
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,215 10,372
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  1,605 1,615
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,337
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,633
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  6,225 5,918
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  15,085 14,609
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,096
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,077
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 780
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 571
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,522
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  14,005 14,221
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 10,098
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/28  365 380
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/29  410 434
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/30  455 490
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/31  510 558
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/32  560 617

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/33  615 675
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/34  475 520
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/35  735 803
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/36  800 871
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/37  470 510
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/38  500 540
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/39  500 538
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/44  2,260 2,352
Howard County, Consolidated Public Improvement, Series A,
GO, 1.75%, 8/15/36  7,875 6,361
Howard County, Consolidated Public Improvement, Series A,
GO, 2.00%, 8/15/34  525 460
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2) 360 360
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (2) 1,250 1,238
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (2) 1,000 988
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2) 2,950 2,759
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,310 1,029
Howard County, Metropolitan District Project, Series C, GO,
3.375%, 2/15/41  1,000 937
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (5) 1,825 1,830
Hyattsville, GO, 5.00%, 1/1/28  360 366
Hyattsville, GO, 5.00%, 1/1/29  375 381
Hyattsville, GO, 5.00%, 1/1/30  395 402
Hyattsville, GO, 5.00%, 1/1/31  415 422
Hyattsville, GO, 5.00%, 1/1/32  435 442
Hyattsville, GO, 5.00%, 1/1/33  455 462
Hyattsville, GO, 5.00%, 1/1/34  480 487
Hyattsville, GO, 5.00%, 1/1/35  505 512
Hyattsville, GO, 5.00%, 1/1/36  530 537
Hyattsville, GO, 5.00%, 1/1/37  555 562
Hyattsville, GO, 5.00%, 1/1/38  585 592

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hyattsville, GO, 5.00%, 1/1/44  2,100 2,106
Hyattsville, GO, 5.00%, 1/1/49  3,530 3,534
Maryland, Series A, GO, 5.00%, 6/1/39  10,000 11,469
Maryland, Series A, GO, 5.00%, 6/1/39  7,360 8,336
Maryland CDA, 4.65%, 9/1/37  6,000 6,227
Maryland CDA, 4.95%, 9/1/42  4,500 4,723
Maryland CDA, 6.00%, 3/1/53  5,490 5,837
Maryland CDA, Series A, 3.00%, 9/1/51  13,455 13,277
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,501
Maryland CDA, Series A, 3.75%, 3/1/50  7,510 7,513
Maryland CDA, Series A, 4.50%, 9/1/48  3,905 3,955
Maryland CDA, Series A, 4.70%, 3/1/46  2,650 2,655
Maryland CDA, Series A, 5.00%, 9/1/52  3,540 3,653
Maryland CDA, Series B, 3.00%, 9/1/51  30,305 29,806
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 9,087
Maryland CDA, Series B, 4.00%, 9/1/49  2,520 2,543
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,513
Maryland CDA, Series B, 4.50%, 9/1/48 (5) 3,100 3,129
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,709
Maryland CDA, Series C, 2.95%, 7/1/56  2,115 1,504
Maryland CDA, Series C, 3.00%, 9/1/51  1,390 1,368
Maryland CDA, Series C, 3.50%, 3/1/50  4,075 4,061
Maryland CDA, Series C, 4.20%, 4/1/42  4,250 4,306
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,220
Maryland CDA, Series C, 5.00%, 9/1/26  375 381
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,164
Maryland CDA, Series C, 5.00%, 3/1/30  1,040 1,098
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,593
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,683
Maryland CDA, Series C, 5.75%, 9/1/54  5,745 6,097
Maryland CDA, Series C-1, 5.05%, 2/1/46  8,275 8,688
Maryland CDA, Series F, 5.00%, 7/1/48  980 980
Maryland CDA, Series F-1, 4.85%, 6/1/46  6,375 6,429
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,245
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,607
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,955
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  6,750 6,805
Maryland Dept. of Housing & Community Dev., Series A,
4.50%, 9/1/45  11,980 11,936
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,514

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series A,
4.60%, 3/1/51  2,400 2,373
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  11,890 13,225
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 3/1/56  4,545 5,116
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,481
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,135
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,163
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,211
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,353
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,241
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 492
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 504
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/40  855 944
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,257
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/45  1,240 1,304
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,093
Maryland Dept. of Housing & Community Dev., Series B,
4.60%, 7/1/49  1,915 1,907
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/54  3,045 3,043
Maryland Dept. of Housing & Community Dev., Series B,
4.80%, 7/1/59  2,875 2,892
Maryland Dept. of Housing & Community Dev., Series C,
4.70%, 7/1/40  1,010 1,053
Maryland Dept. of Housing & Community Dev., Series C,
4.75%, 9/1/40  1,610 1,666
Maryland Dept. of Housing & Community Dev., Series C,
4.95%, 7/1/45  2,050 2,104
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  6,535 7,057
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  4,530 5,065

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series D,
4.45%, 7/1/44  2,440 2,480
Maryland Dept. of Housing & Community Dev., Series G,
6.25%, 9/1/56  2,000 2,278
Maryland Dept. of Housing & Community Dev., Hopkins Village
Apartments, Series D, 4.80%, 7/1/42  16,285 17,062
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/40  1,975 2,180
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/45  2,470 2,598
Maryland DOT, 2.50%, 10/1/33  5,100 4,823
Maryland DOT, 3.00%, 5/1/31  500 501
Maryland DOT, 3.00%, 10/1/34  10,940 10,792
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,453
Maryland DOT, Series A, 5.25%, 8/1/40 (1)(5) 1,250 1,388
Maryland DOT, Series A, 5.25%, 8/1/43 (1)(5) 1,500 1,617
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(5) 3,400 3,592
Maryland DOT, Series A, 5.25%, 8/1/54 (1)(5) 10,000 10,504
Maryland DOT, Series B, 4.00%, 8/1/37 (5) 1,500 1,509
Maryland DOT, Series B, 4.00%, 8/1/38 (5) 1,500 1,503
Maryland DOT, Series B, 4.00%, 8/1/39 (5) 4,180 4,165
Maryland DOT, Series B, 4.00%, 8/1/40 (5) 5,925 5,816
Maryland DOT, Series B, 4.00%, 8/1/41 (5) 1,600 1,539
Maryland DOT, Series B, 4.00%, 8/1/51 (5) 13,540 12,061
Maryland DOT, Series B, 5.00%, 8/1/31 (5) 2,125 2,337
Maryland DOT, Series B, 5.00%, 8/1/32 (5) 1,420 1,548
Maryland DOT, Series B, 5.00%, 8/1/46 (5) 3,905 3,984
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (5) 3,575 3,480
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (5) 4,800 4,283
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (5) 690 696
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (5) 375 390
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (5) 385 406
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,390 4,687
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 4,099
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 6,121
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  2,925 2,995

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,509
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 786
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 816
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 846
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 879
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 810
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 747
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 252
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,505 3,216
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  10,835 8,815
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (2) 1,680 1,681
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (2) 2,000 2,001
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 12,126
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/41 (1) 2,595 2,745
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/42 (1) 2,935 3,080
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/43 (1) 2,465 2,569
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/44 (1) 2,245 2,326
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (1) 6,575 6,722
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (1) 9,925 10,160
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (1) 6,055 6,227
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  5,000 5,145
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (2) 10,615 11,154
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/43  2,190 2,356

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/44  8,310 8,872
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/43  1,370 1,474
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/44  1,440 1,537
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/52  5,000 5,229
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/45 (1) 1,850 1,933
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/55 (1) 11,800 12,160
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/60 (1) 3,595 3,682
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.75%, 7/1/64 (1) 4,360 4,812
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,055 5,796
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  5,050 4,516
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 606
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 682
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 510
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 854
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,170
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,080
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,963
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,690
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 11,993
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  17,960 18,016
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 314
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 723
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 639

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 551
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 597
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,316
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 8,868
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  9,000 9,555
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,000 1,707
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (5) 2,000 2,014
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (5) 415 431
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (5) 1,750 1,801
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (5) 2,850 2,911
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (5) 2,500 2,553
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (5) 5,110 5,139
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (5) 4,500 4,492
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (5) 29,815 29,629
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  525 525
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,030 1,030
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (5) 6,400 6,459
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (5) 10,755 10,804
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,280 1,281
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 179
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,777
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 332
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  675 688
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  650 662
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,152
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,002

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 189
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 219
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 518
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,571
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 5,029
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,847
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,920 9,193
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (1) 505 508
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (1) 800 809
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (1) 525 531
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (1) 560 566
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (1) 1,325 1,339
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (1) 705 713
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (1) 1,815 1,825
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (1) 2,345 2,368
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (1) 3,405 3,437
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (1) 3,100 3,128
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 4,305 4,344
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (1) 4,020 4,057
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (1) 15,010 15,126
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (1) 6,910 6,929
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  1,285 1,285
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  5,065 5,065

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, 5.875%, 7/1/43 (2) 2,000 2,019
Maryland HHEFA, 6.125%, 7/1/53 (2) 3,745 3,762
Maryland HHEFA, 6.25%, 7/1/63 (2) 6,000 6,042
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 962
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 669
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 911
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 529
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 387
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 607
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 588
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,467
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,568
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  22,700 22,941
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (2) 820 799
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (2) 1,500 1,391
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  345 348
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 786
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 211
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,031
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 546
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,031
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,942
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,828
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  3,100 3,109
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,212
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 611
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  1,835 1,851
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,804
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  2,500 2,536
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,514
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  1,000 1,000
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/26  1,015 1,015
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,921

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,071
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%,
1/1/37  17,820 17,826
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 10,132
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/33 (1) 920 1,030
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,562
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  13,535 10,446
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2) 140 141
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2) 1,265 1,263
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2) 1,800 1,696
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2) 1,530 1,429
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (3)(6) 3,605 3,673
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (6) 525 529
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,005
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (6) 1,145 1,154
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 18,476
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,593
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,330 1,302
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 2,021
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/49  7,335 7,610
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,074
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,226
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,190
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,047
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  1,000 1,000
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  5,125 5,263
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,490 3,693
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,048
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,505
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (1) 8,460 9,618

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (6) 16,995 19,150
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,095
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 901
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  15,600 15,605
Maryland HHEFA, MedStar Health, Series A, 3.75%, 5/15/47  1,080 912
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  14,090 13,010
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,008
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,039
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,844
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  10,595 10,707
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  9,145 9,195
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  1,765 1,765
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31  5,615 5,621
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,002
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,820 10,788
Maryland HHEFA, Mercy Medical Center, Series A, 4.00%,
7/1/42  805 773
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,850
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,011
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,212
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  4,930 4,978
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  3,200 3,230
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  9,060 9,131
Maryland HHEFA, Meritus Health, 5.00%, 7/1/41 (1) 6,135 6,772
Maryland HHEFA, Meritus Health, 5.00%, 7/1/42 (1) 6,250 6,825
Maryland HHEFA, Meritus Health, 5.00%, 7/1/43 (1) 2,575 2,780
Maryland HHEFA, Meritus Health, 5.00%, 7/1/44 (1) 4,970 5,312
Maryland HHEFA, Meritus Health, 5.00%, 7/1/45 (1) 5,000 5,309
Maryland HHEFA, Meritus Health, 5.00%, 7/1/46 (1) 6,245 6,598
Maryland HHEFA, Meritus Health, 5.25%, 7/1/50  13,945 14,554
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/34  1,000 1,059
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  1,910 1,741
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 964
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,699
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  500 496
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,965 2,914

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,399
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  700 661
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,274
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,178
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,255 1,343
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,458
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  745 747
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  890 865
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  8,025 7,097
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 11,021
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  11,715 9,869
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 906
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/40 (1) 200 220
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/41 (1) 200 217
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/42 (1) 200 215
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/43 (1) 450 479
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/44 (1) 200 211
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/45 (1) 250 261
Maryland HHEFA, Tidalhealth Issue, Series C, 5.50%,
7/1/55 (1) 13,950 15,029
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,310
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,913
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,102
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/41  1,500 1,653
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/42  1,000 1,089
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 514
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  4,665 4,753

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-1, VRDN, 2.88%, 7/1/55  1,400 1,400
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,650 3,351
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 2.85%, 7/1/41  250 250
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  1,135 1,188
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50 (1) 41,760 45,517
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47 (1) 13,590 14,911
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Unrefunded Balance, Series A,
5.00%, 5/1/47  9,175 9,323
Maryland Stadium Auth., Built to Learn Revenue, 2.75%, 6/1/51  1,855 1,283
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/43  1,000 1,072
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/45  2,000 2,119
Maryland Stadium Auth., Built to Learn Revenue, 5.25%, 6/1/51  1,500 1,592
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 3,989
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/47  4,000 3,731
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  12,175 11,160
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,387
Maryland Transportation Auth., Series A, 3.00%, 7/1/40  400 354
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  10,775 8,473
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,480
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/35 (5) 1,000 1,007
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/38 (5) 7,830 7,838
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/26 (5) 2,820 2,823
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (5) 2,965 2,966
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/28 (5) 2,250 2,353
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (5) 2,615 2,769
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (5) 1,125 1,189
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (5) 3,110 3,111

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 7,911
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  5,755 5,390
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/40  2,500 2,795
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/42  4,935 5,407
Montgomery County, Series A, GO, 3.00%, 11/1/37  7,365 7,011
Montgomery County, Series A, GO, 4.00%, 8/1/38  10,070 10,427
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 4,123
Montgomery County, Series A, GO, 4.00%, 8/1/40  1,175 1,199
Montgomery County, Series A, GO, 4.00%, 10/1/40  13,650 13,915
Montgomery County, Series A, GO, 4.00%, 8/1/41  9,000 9,144
Montgomery County, Series E, GO, VRDN, 2.70%, 11/1/37  1,120 1,120
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  5,820 5,726
Montgomery County Housing Opportunities Commission,
Series A, 3.85%, 7/1/34  5,000 5,173
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  365 365
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49  5,000 5,054
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  5,000 5,029
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,950 4,068
Montgomery County Housing Opportunities Commission,
Series A, 5.15%, 7/1/45  1,140 1,195
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,490 8,030
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/56  4,995 5,440
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  34,785 24,548
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 556
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 546
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 620
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 538
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,241

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 5,841
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 9,088
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 12,088
Montgomery County Housing Opportunities Commission,
Sustainable Bond, Series A, VRDN, 2.85%, 1/1/63  4,005 4,005
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,117
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,640
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,093
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  21,805 20,529
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,002
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26  505 505
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 1,000
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (2) 3,500 3,500
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (2) 1,350 1,357
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,005
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 801
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 531
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,140 5,159
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 502
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,392
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,536
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  2,100 2,115
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 942
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,501
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,596
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,578
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,085
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
3.125%, 4/1/35  280 278
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,315
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,441
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,892

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,978
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,502
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 4,816
Washington Suburban Sanitary Commission, 2.00%, 12/1/39  1,000 772
Washington Suburban Sanitary Commission, 4.50%, 6/1/46  4,065 4,181
Washington Suburban Sanitary Commission, 4.50%, 6/1/47  11,505 11,801
Washington Suburban Sanitary Commission, 5.00%, 6/1/44  4,685 5,094
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,844
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  6,195 5,128
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/47  3,000 2,402
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 793
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/36  5,000 5,111
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 4,922
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/48  6,500 6,344
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/50  9,325 8,994
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  10,000 9,578
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/52  4,000 3,834
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,246
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,700 1,866
Washington Suburban Sanitary Commission, Second Series,
4.50%, 6/1/46  1,205 1,239
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,590 2,592
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,520 2,521
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,825 4,826
2,156,661
PUERTO RICO  5.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 15,396 9,853

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, GO, VR, 11/1/51 (7) 8,213 5,359
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 2,000 2,079
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,000 1,034
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,950
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 4,928
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  7,717 7,658
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 3,864
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,023
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 55 37
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (8)(9) 4,690 3,119
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (8)(9) 2,490 1,656
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (8)
(9) 850 565
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (8)
(9) 1,925 1,280
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(9) 85 56
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(9) 210 140
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(9) 270 180
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (8)
(9) 895 595
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)
(9) 1,045 695
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(9) 340 226
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(9) 415 276
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(9) 55 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(9) 1,760 1,170
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(9) 45 30
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(9) 460 306
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(9) 225 150

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(9) 95 63
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(9) 255 170
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(9) 195 130
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(9) 65 43
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(9) 110 73
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (8)
(9) 1,110 738
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(9) 90 60
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(9) 830 552
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(9) 240 160
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(9) 95 63
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  21,950 20,849
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  15,973 15,536
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  25,221 24,555
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 2,957
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,744 4,468
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,537
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  4,500 4,381
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  1,430 1,392
125,993

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
TEXAS  0.2%
Harris County Cultural Ed. Fac. Fin., Series C-2, TECP, 2.80%,
12/1/25  4,000 4,000
4,000
Total Investments in Securities  98.6%
(Cost $2,373,364) $ 2,365,304
Other Assets Less Liabilities 1.4% 34,044
Net Assets 100.0% $ 2,399,348
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $70,347 and represents 2.9% of net assets.
(3) Escrowed to maturity
(4) Insured by Financial Guaranty Insurance Company
(5) Interest subject to alternative minimum tax.
(6) Insured by AMBAC Assurance Corporation
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(8) Non-income producing
(9) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free
Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Maryland Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F87-054Q3 11/25